Stockholders' Deficit - Schedule of Outstanding Stock Options (Details) - Stock Options [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Range of Exercise Prices, Lower Range Limit	$ 0.075	$ 0.075
Range of Exercise Prices, Upper Range Limit	$ 0.50	$ 0.50
Weighted Average residual life span (in years)	3 years 4 months 9 days	4 years 2 months 1 day
Outstanding Stock Options	20,121,000	20,121,000
Weighted Average Exercise Price	$ 0.24	$ 0.19
Exercisable Stock Options	15,841,000	12,125,000
Weighted Average Exercise Price	$ 0.24	$ 0.21
Exercise Price Range 1 [Member]
Range of Exercise Prices, Lower Range Limit	0.075	0.075
Range of Exercise Prices, Upper Range Limit	$ 0.09	$ 0.09
Weighted Average residual life span (in years)	2 years 10 months 17 days	3 years 1 month 16 days
Outstanding Stock Options	2,281,000	2,281,000
Weighted Average Exercise Price	$ 0.09	$ 0.09
Exercisable Stock Options	2,281,000	2,981,000
Weighted Average Exercise Price	$ 0.08	$ 0.08
Exercise Price Range 2 [Member]
Range of Exercise Prices, Lower Range Limit	$ 0.11
Range of Exercise Prices, Upper Range Limit		$ 0.11
Weighted Average residual life span (in years)	2 years 4 months 2 days	2 years 7 months 2 days
Outstanding Stock Options	3,500,000	3,500,000
Weighted Average Exercise Price	$ 0.11	$ 0.11
Exercisable Stock Options	3,500,000	3,500,000
Weighted Average Exercise Price	$ 0.11	$ 0.11
Exercise Price Range 3 [Member]
Range of Exercise Prices, Lower Range Limit	$ 0.12
Range of Exercise Prices, Upper Range Limit
Weighted Average residual life span (in years)	3 years 11 months 4 days	0 years
Outstanding Stock Options	6,800,000
Weighted Average Exercise Price	$ 0.12
Exercisable Stock Options	5,950,000	500,000
Weighted Average Exercise Price	$ 0.12	$ 0.145
Exercise Price Range 4 [Member]
Range of Exercise Prices, Lower Range Limit	$ 0.22
Range of Exercise Prices, Upper Range Limit
Weighted Average residual life span (in years)	4 years 7 months 2 days	0 years
Outstanding Stock Options	2,165,000
Weighted Average Exercise Price	$ 0.22
Exercisable Stock Options	541,250	144,000
Weighted Average Exercise Price	$ 0.22	$ 0.36
Exercise Price Range 5 [Member]
Range of Exercise Prices, Lower Range Limit	$ 0.27
Range of Exercise Prices, Upper Range Limit		$ 0.50
Weighted Average residual life span (in years)	4 years 8 months 2 days	5 years 10 months 21 days
Outstanding Stock Options	2,875,000	2,500,000
Weighted Average Exercise Price	$ 0.27	$ 0.50
Exercisable Stock Options	1,068,750	2,500,000
Weighted Average Exercise Price	$ 0.27	$ 0.50
Exercise Price Range 6 [Member]
Range of Exercise Prices, Lower Range Limit	$ 0.50
Range of Exercise Prices, Upper Range Limit		$ 0.12
Weighted Average residual life span (in years)	5 years 7 months 21 days	4 years 2 months 5 days
Outstanding Stock Options	2,500,000	6,800,000
Weighted Average Exercise Price	$ 0.50	$ 0.12
Exercisable Stock Options	2,500,000
Weighted Average Exercise Price	$ 0.50
Exercise Price Range 7 [Member]
Range of Exercise Prices, Upper Range Limit		$ 0.22
Weighted Average residual life span (in years)		4 years 10 months 3 days
Outstanding Stock Options		2,165,000
Weighted Average Exercise Price		$ 0.22
Exercise Price Range 8 [Member]
Range of Exercise Prices, Upper Range Limit		$ 0.27
Weighted Average residual life span (in years)		4 years 11 months 1 day
Outstanding Stock Options		2,875,000
Weighted Average Exercise Price		$ 0.27
Exercisable Stock Options		2,500,000
Weighted Average Exercise Price		$ 0.50